Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	12 Months Ended	15 Months Ended	24 Months Ended	27 Months Ended	36 Months Ended	39 Months Ended	48 Months Ended	51 Months Ended	60 Months Ended	63 Months Ended	72 Months Ended	75 Months Ended	84 Months Ended	87 Months Ended	96 Months Ended	99 Months Ended	108 Months Ended	120 Months Ended
	Apr. 03, 2017	Jun. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																					Class A
Accumulated Value		$ 9,625		$ 10,267		$ 11,191		$ 11,198		$ 12,107		$ 12,361		$ 13,994		$ 12,262		$ 12,101		$ 13,690	$ 14,823
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																					Class C
Accumulated Value		10,000		10,594		11,471		11,412		12,255		12,432		13,981		12,169		11,939		13,407	$ 14,430
Class F
Account Value [Line Items]
Line Graph and Table Measure Name																			Class F
Accumulated Value	$ 10,000		$ 10,391		$ 10,435		$ 11,312		$ 11,596		$ 13,179		$ 11,584		$ 11,472		$ 13,020		$ 14,156
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																					Class I
Accumulated Value		100,000		107,020		117,013		117,450		127,347		130,478		148,087		130,077		128,746		146,025	$ 158,664
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																					Class R
Accumulated Value		10,000		10,647		11,580		11,577		12,489		12,740		14,398		12,588		12,415		14,020	$ 15,168
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																					Class Z
Accumulated Value		10,000		10,710		11,705		11,762		12,760		13,081		14,855		13,057		12,942		14,686	$ 15,967
ICE BofA Fixed Rate Preferred Securities Index, Class A
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value		10,000		11,061		11,709		11,914		12,757		13,075		14,626		12,620		13,097		14,403	$ 14,921
ICE BofA Fixed Rate Preferred Securities Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value		10,000		11,061		11,709		11,914		12,757		13,075		14,626		12,620		13,097		14,403	$ 14,921
ICE BofA Fixed Rate Preferred Securities Index, Class F
Account Value [Line Items]
Line Graph and Table Measure Name																			ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value	10,000		10,287		10,467		11,207		11,488		12,850		11,088		11,506		12,654		$ 13,109
ICE BofA Fixed Rate Preferred Securities Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value		100,000		110,609		117,086		119,137		127,566		130,755		146,257		126,202		130,967		144,035	$ 149,206
ICE BofA Fixed Rate Preferred Securities Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value		10,000		11,061		11,709		11,914		12,757		13,075		14,626		12,620		13,097		14,403	$ 14,921
ICE BofA Fixed Rate Preferred Securities Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value		10,000		11,061		11,709		11,914		12,757		13,075		14,626		12,620		13,097		14,403	$ 14,921
Linked Blended Benchmark, Class A
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Blended Benchmark1
Accumulated Value		10,000		10,657		11,446		11,524		12,541		13,134		14,681		12,831		13,103		14,667	$ 15,799
ICE BofA U.S. All Capital Securities Index, Class A
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000		10,714		11,559		11,691		12,640		13,001		14,779		12,808		13,021		14,535	$ 15,534
Linked Blended Benchmark, Class C
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Blended Benchmark1
Accumulated Value		10,000		10,657		11,446		11,524		12,541		13,134		14,681		12,831		13,103		14,667	$ 15,799
ICE BofA U.S. All Capital Securities Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000		10,714		11,559		11,691		12,640		13,001		14,779		12,808		13,021		14,535	$ 15,534
Linked Blended Benchmark, Class F
Account Value [Line Items]
Line Graph and Table Measure Name																			Linked Blended Benchmark1
Accumulated Value	10,000		10,336		10,407		11,325		11,861		13,257		11,587		11,832		13,245		$ 14,267
ICE BofA U.S. All Capital Securities Index, Class F
Account Value [Line Items]
Line Graph and Table Measure Name																			ICE BofA U.S. All Capital Securities Index
Accumulated Value	$ 10,000		$ 10,316		$ 10,434		$ 11,281		$ 11,603		$ 13,189		$ 11,431		$ 11,620		$ 12,972		$ 13,863
Linked Blended Benchmark, Class I
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Blended Benchmark1
Accumulated Value		100,000		106,571		114,457		115,242		125,407		131,341		146,809		128,308		131,027		146,673	$ 157,988
ICE BofA U.S. All Capital Securities Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA U.S. All Capital Securities Index
Accumulated Value		100,000		107,135		115,594		116,912		126,405		130,012		147,788		128,084		130,208		145,349	$ 155,337
Linked Blended Benchmark, Class R
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Blended Benchmark1
Accumulated Value		10,000		10,657		11,446		11,524		12,541		13,134		14,681		12,831		13,103		14,667	$ 15,799
ICE BofA U.S. All Capital Securities Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000		10,714		11,559		11,691		12,640		13,001		14,779		12,808		13,021		14,535	$ 15,534
Linked Blended Benchmark, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Blended Benchmark1
Accumulated Value		10,000		10,657		11,446		11,524		12,541		13,134		14,681		12,831		13,103		14,667	$ 15,799
ICE BofA U.S. All Capital Securities Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA U.S. All Capital Securities Index
Accumulated Value		$ 10,000		$ 10,714		$ 11,559		$ 11,691		$ 12,640		$ 13,001		$ 14,779		$ 12,808		$ 13,021		$ 14,535	$ 15,534